INCOME TAXES - Reconciliation of Temporary Differences in Deferred Tax Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Reconciliation of changes in deferred tax asset
Beginning balance	$ 75,062
Addition / (Reversal)	9,725
Ending balance	84,787
Investments
Reconciliation of changes in deferred tax asset
Beginning balance	0
Addition / (Reversal)	0
Ending balance	0
Long-term incentive plan accrual
Reconciliation of changes in deferred tax asset
Beginning balance	8,009
Addition / (Reversal)	496
Ending balance	8,505
Performance fees liability
Reconciliation of changes in deferred tax asset
Beginning balance	9,091
Addition / (Reversal)	652
Ending balance	9,743
Issuance costs
Reconciliation of changes in deferred tax asset
Beginning balance	8,723
Addition / (Reversal)	(3,148)
Ending balance	5,575
Net operating losses
Reconciliation of changes in deferred tax asset
Beginning balance	43,926
Addition / (Reversal)	11,691
Ending balance	55,617
Other
Reconciliation of changes in deferred tax asset
Beginning balance	5,313
Addition / (Reversal)	34
Ending balance	$ 5,347